Share capital and additional paidin capital (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 11, 2023	Jun. 16, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Weight average share price				$ 3.03
Common shares repurchase for cancellation				192,200
Capital shares allocated				$ 212,132
Addtional Public offering common share	453,750
Accumuleted deficit				242,082
Public offering common share		3,025,000
Price per share	$ 2.40	$ 2.40
Gross proceeds	$ 1,089,000	$ 7,260,000		1,545,925
Agent fees	$ 70,785	$ 471,900
Gross proceeds percentage	6.50%	6.50%
April 27 2022
Statement [Line Items]
Royalties consideration amount				$ 1,139,628
Common shares Issued for the purchase of the Wonmunna royalty				409,500
May 26 2022
Statement [Line Items]
Royalties consideration amount				$ 10,470,905
Common shares Issued for the purchase of the Wonmunna royalty				4,350,000
June 9 2022
Statement [Line Items]
Royalties consideration amount				$ 45,167
Common shares Issued for the purchase of the Wonmunna royalty				17,959
September 7 2022
Statement [Line Items]
Royalties consideration amount				$ 387,816
Common shares Issued for the purchase of the Wonmunna royalty				173,058
November 21 2022
Statement [Line Items]
Royalties consideration amount				$ 412,874
Common shares Issued for the purchase of the Wonmunna royalty				164,319
November 15 2022
Statement [Line Items]
Common shares repurchase for cancellation				2,229,697
January 24, 2023
Statement [Line Items]
Royalties consideration amount			$ 215,769
Common shares Issued for the purchase of the Wonmunna royalty			495,446
November 24, 2023
Statement [Line Items]
Royalties consideration amount			$ 1,963,315
Common shares Issued for the purchase of the Wonmunna royalty			948,448
December 13, 2023
Statement [Line Items]
Royalties consideration amount			$ 362,693
Common shares Issued for the purchase of the Wonmunna royalty			175,660